Schedule of Investments (unaudited)	iShares® U.S. Pharmaceuticals ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 2.9%
Amicus Therapeutics Inc.(a)(b)	405,916	$4,359,538
Catalyst Pharmaceuticals Inc.(a)	153,878	1,078,685
ChemoCentryx Inc.(a)	80,227	1,988,025
Ironwood Pharmaceuticals Inc.(a)	247,654	2,855,450
Madrigal Pharmaceuticals Inc.(a)	19,824	1,419,002
Vanda Pharmaceuticals Inc.(a)	90,940	991,246
		12,691,946
Pharmaceuticals — 97.0%
Aerie Pharmaceuticals Inc.(a)(b)	78,275	587,063
Amneal Pharmaceuticals Inc.(a)(b)	160,232	509,538
Amphastar Pharmaceuticals Inc.(a)(b)	60,528	2,105,769
Arvinas Inc.(a)(b)	70,183	2,954,002
Atea Pharmaceuticals Inc.(a)(b)	85,780	609,038
Axsome Therapeutics Inc.(a)(b)	49,490	1,895,467
Bristol-Myers Squibb Co.	258,324	19,890,948
Cara Therapeutics Inc.(a)(b)	68,156	622,264
Cassava Sciences Inc.(a)(b)	60,653	1,705,562
Catalent Inc.(a)(b)	177,561	19,050,520
Collegium Pharmaceutical Inc.(a)(b)	54,691	969,125
Corcept Therapeutics Inc.(a)(b)	153,943	3,660,765
Elanco Animal Health Inc.(a)	763,219	14,981,989
Eli Lilly & Co.	62,774	20,353,214
Harmony Biosciences Holdings Inc.(a)	37,073	1,808,050
Innoviva Inc.(a)(b)	100,984	1,490,524
Intra-Cellular Therapies Inc.(a)	139,699	7,974,019
Jazz Pharmaceuticals PLC(a)	100,323	15,651,391
Johnson & Johnson.	555,029	98,523,198
Merck & Co. Inc.	219,927	20,050,745
NGM Biopharmaceuticals Inc.(a)	61,244	785,148
Nuvation Bio Inc.(a)(b)	185,258	600,236
Organon & Co.	408,316	13,780,665
Pacira BioSciences Inc.(a)	73,146	4,264,412
Perrigo Co. PLC	216,608	8,787,787
Pfizer Inc.	1,675,654	87,854,539
Security	Shares	Value

Pharmaceuticals (continued)
Phibro Animal Health Corp., Class A	32,741	$626,335
Prestige Consumer Healthcare Inc.(a)(b)	80,942	4,759,390
Reata Pharmaceuticals Inc., Class A(a)(b)	44,180	1,342,630
Revance Therapeutics Inc.(a)(b)	107,773	1,489,423
Roivant Sciences Ltd.(a)(b)	155,977	634,826
Royalty Pharma PLC, Class A	474,310	19,939,992
Theravance Biopharma Inc.(a)(b)	86,998	788,202
Viatris Inc.	1,659,285	17,372,714
Zoetis Inc.	114,888	19,748,098
		418,167,588
Total Long-Term Investments — 99.9%
(Cost: $389,417,057)		430,859,534

Short-Term Securities
Money Market Funds — 3.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.61%(c)(d)(e)	13,310,102	13,308,771
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.35%(c)(d)	210,000	210,000
Total Short -Term Investments — 3.1%
(Cost: $13,514,984)		13,518,771
Total Investments in Securities — 103.0%
(Cost: $402,932,041)		444,378,305
Liabilities in Excess of Other Assets — (3.0)%		(13,065,799)
Net Assets — 100.0%		$431,312,506

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$11,796,050	$1,511,565	(a)	$—		$1,843	$(687)	$13,308,771	13,310,102	$92,930	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	400,000	—		(190,000	)(a)	—	—	210,000	210,000	849		—
						$1,843	$(687)	$13,518,771		$93,779		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Pharmaceuticals ETF
June 30, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Health Care Sector Index	3	09/16/22	$389	$8,664

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Black-Rock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$430,859,534	$—	$—	$430,859,534
Money Market Funds	13,518,771	—	—	13,518,771
	$444,378,305	$—	$—	$444,378,305
Derivative financial instruments(a)
Assets
Futures Contracts	$8,664	$—	$—	$8,664

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2